LifeX 2055 Longevity Income ETF Expense Example - LifeX 2055 Longevity Income ETF - LifeX 2055 Longevity Income ETF	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	80
Expense Example, with Redemption, 5 Years	141
Expense Example, with Redemption, 10 Years	$ 318